Cash, restricted cash and cash equivalents	12 Months Ended
Mar. 31, 2024
Cash, restricted cash and cash equivalents
Cash, restricted cash and cash equivalents

6. Cash, restricted cash and cash equivalents

Cash and cash equivalents include the following amounts:

	March 31,	March 31,
	2024	2023
Unrestricted cash held with chartered banks	733,188	1,334,280
Restricted cash	29,611	29,556
Total	762,799	1,363,836

●	unrestricted cash held with chartered banks and
●	the Company entered into a cash collateral agreement with a major chartered bank in Canada with regards to a credit card facility against which the Company deposited Canadian Dollars $40,000 in a guaranteed investment certificate with the bank. Amounts are presented as restricted cash on the statements of financial position.